Operating Expenses - Summary of General and Administrative Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other General And Administrative Expenses [abstract]
Employee expenses	€ 3,363	€ 3,542	€ 3,312
Share-based payments	1,855	1,962	2,331
Rent	87	66	705
Insurances	1,182	559	392
Communication & Marketing	454	607	676
Consulting fees	1,747	1,532	2,192
Travel & Living	91	331	253
Post employment benefits	19	(33)	(3)
Depreciation	320	345	267
Other	197	159	263
Total General and administration	€ 9,315	€ 9,070	€ 10,387